SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
SEGMENT INFORMATION
Number of reportable segments	2
SEGMENT INFORMATION
Net revenues	$ 156,691	$ 159,635	$ 111,510
Cost of revenues	(68,696)	(65,063)	(25,594)
Operating expenses	(201,655)	(158,757)	(91,052)
Operating income (loss)	(113,660)	(64,185)	(5,136)
Net income (loss) from continuing operations	(39,687)	(47,542)	66,048
Net income (loss) from discontinued operations	131,706	(216)	(720)
Net income (loss)	92,019	(47,758)	65,328
Total Assets	1,385,686	1,177,942
Renren
SEGMENT INFORMATION
Net revenues	71,218	70,180	69,608
Cost of revenues	(45,452)	(39,960)	(10,784)
Operating expenses	(132,706)	(119,943)	(64,075)
Operating income (loss)	(106,940)	(89,723)	(5,251)
Net income (loss) from continuing operations	(33,043)	(73,257)	65,977
Net income (loss) from discontinued operations	131,706	(216)	(720)
Net income (loss)	98,663	(73,473)	65,257
Total Assets	1,344,327	1,104,989
Games
SEGMENT INFORMATION
Net revenues	85,473	89,455	41,902
Cost of revenues	(23,244)	(25,103)	(14,810)
Operating expenses	(68,949)	(38,814)	(26,977)
Operating income (loss)	(6,720)	25,538	115
Net income (loss) from continuing operations	(6,644)	25,715	71
Net income (loss)	(6,644)	25,715	71
Total Assets	41,359	72,953
Games | Overseas game entities
SEGMENT INFORMATION
Net revenues	$ 2,368	$ 2,004